Property, Plant and Equipment - Summary of Future Rentals from Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 2,901,178	¥ 2,559,377
Vehicles and equipment on operating leases [Member] | Within 1 year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	1,403,807	1,200,378
Vehicles and equipment on operating leases [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	923,554	837,956
Vehicles and equipment on operating leases [Member] | Between 2 and 3 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	407,306	374,459
Vehicles and equipment on operating leases [Member] | Between 3 and 4 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	105,642	93,396
Vehicles and equipment on operating leases [Member] | Between 4 and 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	40,106	35,953
Vehicles and equipment on operating leases [Member] | Later than 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 20,762	¥ 17,235